Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Public Utilities, Inventory [Line Items]
Inventories	$ 75,660	$ 69,027
Repair parts
Public Utilities, Inventory [Line Items]
Inventories	58,451	49,991
Fuel and lubricants
Public Utilities, Inventory [Line Items]
Inventories	1,470	2,612
Parts and supplies
Public Utilities, Inventory [Line Items]
Inventories	59,921	52,603
Parts, supplies and components for equipment rebuilds
Public Utilities, Inventory [Line Items]
Inventories	15,565	15,397
Customer rebuild work in process
Public Utilities, Inventory [Line Items]
Inventories	$ 174	$ 1,027